Related party transactions - Additional Information (Details) $ in Thousands														1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	May 07, 2021 USD ($)	Mar. 12, 2021 USD ($)	Dec. 11, 2020 USD ($)	Aug. 06, 2020 shares	Apr. 08, 2020 USD ($)	Mar. 26, 2020 shares	May 28, 2019 USD ($)	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Mar. 23, 2018 shares	Dec. 31, 2017	Jan. 03, 2017	Feb. 28, 2022 USD ($)	Aug. 31, 2020 shares	Mar. 21, 2019 shares	Aug. 31, 2014 USD ($)	Jun. 30, 2022 USD ($) claim shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) claim	Jun. 30, 2022 USD ($) claim shares	Jun. 30, 2021 USD ($) claim	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 29, 2018 USD ($)
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																				$ 24,942				$ 24,942
Indemnification claims filed or received | claim																		0			0	0	0
Amount drawn																									$ 0
Partners' Capital Account, Unit-based Compensation																								211
Vessel Operating Expenses																		$ 7,551			$ 6,114	$ 13,757	$ 12,286
Vessels, net of accumulated depreciation																		$ 592,056		$ 602,289		$ 592,056		$ 602,289
Phantom Units [Member]
Related Party Transaction [Line Items]
Unvested units | shares																		0		0		0		0
Director [Member]
Related Party Transaction [Line Items]
Total Board of Directors' fees																						$ 347	293
Partners' Capital Account, Unit-based Compensation																								$ 211
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted | shares							8,100		10,917	28,018	14,584				15,378	10,917
Unvested units forfeited | shares					15,378
Hegh Gallant [Member]
Related Party Transaction [Line Items]
Contractual Obligation																		$ 1,100	$ 1,100	$ 4,900		$ 1,100		4,900
Vessel Operating Expenses																				3,500
Vessels, net of accumulated depreciation																				$ 1,400				$ 1,400
Percentage of indemnification payments incurred received																				50.00%
Indemnification Payments Received														$ 2,600
Percentage of indemnification payment expected to be received																		50.00%	50.00%			50.00%
Hoegh LNG
Related Party Transaction [Line Items]
Percentage Of Ownership Interest In Acquisition												49.00%	51.00%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																						$ 300	14,500
Vessel Operating Expenses																		$ 2,902			$ 3,118	$ 6,084	$ 8,249
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation | shares																						11,960
Partners' Capital Account, Unit-based Compensation																						$ 203
Revolving credit facility
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																											$ 85,000
Aggregate borrowing capacity	$ 85,000	$ 85,000	$ 85,000					$ 85,000									$ 85,000	85,000				85,000			85,000
Amount drawn		$ 6,000
Line of Credit Facility Original Expiration Date																	Jan. 01, 2020
Line of Credit Facility, Expiration Date								Jan. 01, 2023
Revolving credit facility | Hoegh LNG
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																										1.40%
Reduction of loan	$ 400		$ 300	$ 3,300		$ 8,600																			$ 11,900
Aggregate borrowing capacity																		$ 85,000				$ 85,000
Revolving Credit Facility Maturing At 2020 [Member] | Hoegh LNG
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																									3.00%
Revolving Credit Facility Maturing at 2021 and Thereafter [Member] | Hoegh LNG
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																						4.00%